Summary of Significant Accounting Policies (Policies) - HubPages, Inc. [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Basis of Accounting and Presentation

Basis of Accounting and Presentation

The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”). While these statements reflect all normal recurring adjustments that are, in the opinion of management, necessary for fair presentation of the results of the interim period, they do not include all of the information and footnotes required by GAAP for complete financial statements.

Basis of Accounting and Presentation

The financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used in accounting for, among other things, the allowance for doubtful accounts, depreciation and amortization, the valuation allowance for deferred tax assets, and stock-based compensation.

The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Accordingly, actual results could differ from those estimates under different assumptions or conditions.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Estimates are used in accounting for, among other things, the allowance for doubtful accounts, depreciation and amortization, the valuation allowance for deferred tax assets, and stock-based compensation.

The Company bases its estimates on historical experience and on various assumptions that are believed to be reasonable under the circumstances at the time. Accordingly, actual results could differ from those estimates under different assumptions or conditions.

Concentrations of Risks

Concentrations of Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company’s cash balances are with federally insured banks and periodically exceed the current insured limits.

Accounts receivable from four customers comprised 85% of total accounts receivable as of June 30, 2018, and revenue from four customers represented 87% of total revenue for the six months ended June 30, 2018. Accounts receivable from four customers comprised 83% of total accounts receivable as of December 31, 2017, and revenue from two customers represented 97% of total revenue for the six months ended June 30, 2017.

Concentrations of Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and accounts receivable. The Company’s cash balances are with federally insured banks and periodically exceed the current insured limits.

Accounts receivable from four customers comprised 83% of total accounts receivable as of December 31, 2017, and revenue from three customers represented 89% of total revenue for the year ended December 31, 2017. Accounts receivable from two customers comprised 92% of total accounts receivable as of December 31, 2016 and revenue from three customers represented 96% of total revenue for the year ended December 31, 2016.

Accounts Receivable

Accounts Receivable

Accounts receivable are stated at amounts reported by advertising network partners and the Company receives payments from such sources based upon contractual payment terms. Generally, the Company collects accounts receivable within 60 days. The Company assesses its receivables for collectability and, if determined necessary, records an allowance for the amount of those receivables deemed to be uncollectible. The allowance for doubtful accounts was $0 at both June 30, 2018 and December 31, 2017.

Accounts Receivable

Accounts receivable are stated at amounts reported by advertising network partners and the Company receives payments based upon contractual payment terms. Generally, the Company collects accounts receivable within 60 days. The Company assesses its receivables for collectability and, if determined necessary, records an allowance for the amount of those receivables deemed to be uncollectible. The allowance for doubtful accounts was $0 at both December 31, 2017 and 2016.

Internal-Use Software

Internal-Use Software

The Company develops software for internal use and incurs costs to develop its platform for delivery of services to its customers. Costs associated with the application development stage of internal-use software, such as design and configuration, coding, installation, testing, and parallel processing, are capitalized and amortized over the estimated useful life of the software, which is estimated to be three years. During the six months ended June 30, 2018 and 2017, the Company capitalized $182,398 and $227,313, respectively, of internal-use software development costs, and recorded amortization expense associated with previously capitalized internal-use software costs of $197,625 and $189,796, respectively, which has been recorded in selling, general and administrative costs in the statement of operations.

The Company reviews its internal-use software whenever events or changes in circumstances indicate that the carrying amount of the internal-use software may not be fully recoverable. To determine recoverability of its internal-use software, the Company evaluates the probability that future estimated undiscounted cash flows will be less than the carrying amount of the assets. If such cash flows are determined to be more likely than not to be less than the carrying amount of the long-lived assets, the assets are then written down to their fair value. The Company’s estimate of anticipated cash flows and remaining estimated useful lives of internal-use software assets could be significantly reduced in the future, which could result in reductions in the carrying amount of internal-use software. No impairment existed at June 30, 2018 or December 31, 2017.

Internal-Use Software

The Company develops software for internal use and incurs costs to develop its platform for delivery of services to its customers. Costs associated with the application development stage of internal-use software such as design and configuration, coding, installation, testing, and parallel processing are capitalized and amortized over the estimated useful life of the software, which are estimated to be three years. During the years ended December 31, 2017 and 2016, the Company capitalized $509,518 and $381,164, respectively, of internal-use software development costs, and recorded amortization expense associated with previously capitalized internal-use software costs in the amounts of $403,336 and $335,437, respectively.

The Company reviews its internal-use software whenever events or changes in circumstances indicate that the carrying amount of the internal-use software may not be fully recoverable. To determine recoverability of its internal-use software, the Company evaluates the probability that future estimated undiscounted cash flows will be less than the carrying amount of the assets. If such cash flows were more likely than not to be less than the carrying amount of the long-lived assets, the assets would be written down to their fair value. The Company’s estimate of anticipated cash flows and remaining estimated useful lives of internal-use software assets could be significantly reduced in the future, which could result in reductions in the carrying amount of internal-use software. No impairment existed in 2017 or 2016.

Revenue Recognition

Revenue Recognition

The Company enters into contracts with advertising networks to serve display advertisements on the digital media pages associated with its various content channels. The Company recognizes revenue from advertisements when the following criteria are present; (i) persuasive evidence of an arrangement exists; (ii) the fees are fixed or determinable; (iii) delivery has occurred or services have been rendered; and (iv) collection is reasonably assured.

Revenue from advertisements is generated when advertisers buy advertisements, through real time bidding on a per-impression basis, on the Company’s digital media channels from advertising networks the Company has contracted with to place such advertisements. The Company recognizes revenue upon the completion of an advertising transaction, specifically, when an advertising impression has been delivered to a consumer viewing a website and the impression is measured according to the terms of the underlying contractual agreements.

The Company assesses whether fees are fixed or determinable based on the contractual terms of the arrangement and impressions delivered. Subsequent to the delivery of an impression, the fees are generally not subject to adjustment or refund. Historically, any refunds and adjustments have not been material.

The Company considers itself to be the principal in its revenue transactions with the advertising networks. The Company records the gross amount of payments from its advertising network partners as revenue and is responsible for and thus records payments to its publishers as service costs, as described further below.

Revenue Recognition

The Company enters into contracts with advertising networks to serve display advertisements on the digital media pages associated with its various content channels. The Company recognizes revenue from advertisements when the following criteria have been met: persuasive evidence of an arrangement exists, the fees are fixed or determinable, delivery has occurred or services have been rendered, and collection is reasonably assured.

Revenue from advertisements is generated when advertisers buy advertisements, via real time bidding on a per-impression basis, on the Company’s digital media channels from ad networks the Company has contracted with to place such advertisements. The Company recognizes revenue upon the completion of an ad transaction, specifically, when an ad impression has been delivered to a consumer viewing a website and the impression is measured according to the terms of the contractual agreements.

The Company assesses whether fees are fixed or determinable based on the contractual terms of the arrangement and impressions delivered. Subsequent to the delivery of an impression the fees are generally not subject to adjustment or refund. Historically, any refunds and adjustments have not been material.

The Company considers itself to be the principal in its revenue transactions with the advertising networks. The Company records the gross amount of payments from its advertising network partners as revenue and records payments to its publishers as service costs, as described further below.

Service Costs

Service Costs

Under the terms of use with its publishers, the Company owes independent publisher partners an amount based on the number of advertising impressions and an internally generated per-impression amount, which is recorded as service costs in the same period in which the associated advertising revenue is recognized.

Service Costs

Under the terms of use with its publishers, the Company owes independent publisher partners an amount based on the number of advertising impressions and an internally generated per-impression amount, which is recorded as service costs in the same period in which the associated advertising revenue is recognized.

Advertising and Promotion Expense

Advertising and Promotion Expense

The Company charges to operations the costs of its separate advertising and promotions when such costs are incurred. For the six months ended June 30, 2018 and 2017, the Company charged to operations advertising and promotion expense of $13,817 and $19,201, respectively.

Advertising and Promotion Expense

The Company expenses the costs of its separate advertising and promotions when the costs are incurred. Advertising and promotion expense was $35,184 and $10,156 for the years ended December 31, 2017 and 2016, respectively.

Fair Value Measurements

Fair Value Measurements

Financial accounting standards define the fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Accounting standards related to fair value measurements define a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include: Level 1, defined as observable inputs such as quoted prices in active markets; Level 2, defined as inputs other than quoted prices in active markets that are either directly or indirectly observable; and Level 3, defined as unobservable inputs in which little or no market data exists, therefore requiring an entity to develop its own assumptions.

The Company measures the fair value for all financial and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis, respectively. There were no nonfinancial assets or liabilities measured at fair value at December 31, 2017 or 2016. The Company has no assets or liabilities measured at fair value on a nonrecurring basis. The carrying amount of the Company’s financial instruments comprising of cash, accounts receivable, accounts payable, and accrued expenses approximate fair value because of the short-term maturity of these instruments.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The authoritative guidance with respect to fair value established a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three levels and requires that assets and liabilities carried at fair value be classified and disclosed in one of three categories, as presented below. Disclosure as to transfers in and out of Levels 1 and 2, and activity in Level 3 fair value measurements, is also required.

Level 1. Observable inputs such as quoted prices in active markets for an identical asset or liability that the Company has the ability to access as of the measurement date. Financial assets and liabilities utilizing Level 1 inputs include active-exchange traded securities and exchange-based derivatives.

Level 2. Inputs, other than quoted prices included within Level 1, which are directly observable for the asset or liability or indirectly observable through corroboration with observable market data. Financial assets and liabilities utilizing Level 2 inputs include fixed income securities, non-exchange-based derivatives, mutual funds, and fair-value hedges.

Level 3. Unobservable inputs in which there is little or no market data for the asset or liability which requires the reporting entity to develop its own assumptions. Financial assets and liabilities utilizing Level 3 inputs include infrequently-traded non-exchange-based derivatives and commingled investment funds and are measured using present value pricing models.

The Company determines the level in the fair value hierarchy within which each fair value measurement falls in its entirety, based on the lowest level input that is significant to the fair value measurement in its entirety. In determining the appropriate levels, the Company performs an analysis of the assets and liabilities at each reporting period end. The Company measures the fair value for all financial and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring or nonrecurring basis, respectively. There were no nonfinancial assets or liabilities measured at fair value at June 30, 2018 and December 31, 2017.

The carrying amount of the Company’s financial instruments comprising of cash, accounts receivable, accounts payable, and accrued expenses approximate fair value because of the short-term maturity of these instruments.

Income Taxes

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense. The Company is also required to assess at each reporting date whether it is reasonably possible that any significant increases or decreases to our unrecognized tax benefits will occur during the next 12 months.

The Company did not recognize any uncertain tax positions, or any accrued interest and penalties associated with uncertain tax positions for any of the periods presented in the financial statements. The Company files tax returns in the United States federal jurisdiction and the State of California. Generally, the Company is subject to examination by income tax authorities for three years from the filing of a tax return.

Income Taxes

Income taxes are accounted for using an asset and liability approach that requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the financial statement and tax basis of assets and liabilities at the applicable enacted tax rates. A valuation allowance is provided when it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company evaluates the realizability of its deferred tax assets by assessing its valuation allowance and by adjusting the amount of such allowance, if necessary. The factors used to assess the likelihood of realization include the Company’s forecast of future taxable income and available tax planning strategies that could be implemented to realize the net deferred tax assets.

The Company recognizes the tax benefit from uncertain tax positions only if it is more likely than not that the tax positions will be sustained on examination by the tax authorities, based on the technical merits of the position. The tax benefit is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes interest and penalties related to income tax matters in income tax expense.

The Company recognized no uncertain tax positions or any accrued interest and penalties associated with uncertain tax positions for any of the periods presented in the accompanying financial statements. The Company files tax returns in the U.S. Federal jurisdiction and the State of California. Generally, the Company is subject to examination by income tax authorities for three years from the filing of a tax return.

Stock-Based Compensation

Stock-Based Compensation

The Company maintains a stock-based compensation plan whereby stock options are granted for services performed by employees. The Company recognizes compensation expense related to the fair value of stock-based awards issued to its employees in its financial statements. The Company uses the Black-Scholes option-pricing model to estimate the fair value of all stock-based awards on the date of grant. The Company recognizes the compensation expense for options on a straight-line basis over the requisite service period of the award.

Stock-Based Compensation

The Company maintains a stock-based compensation plan whereby stock options have been granted for services performed by employees. The Company recognizes compensation expense related to the fair value of stock-based awards issued to its employees in its financial statements. The Company uses the Black-Scholes model to estimate the fair value of all stock-based awards on the date of grant. The Company recognizes the compensation expense for options on a straight-line basis over the requisite service period of the award.

Defined Contribution Retirement Plan

Defined Contribution Retirement Plan

The Company sponsors a defined contribution 401(k) plan (the “Plan”) for all employees. The Plan allows Company employees to contribute up to 100% of their gross wages, not to exceed the Internal Revenue Service allowed maximum. The Company matches contributions equal to 4% of the amount of the salary reduction the participant elected to defer. The Company made matching contributions of $43,309 and $35,780 during the six months ended June 30, 2018 and 2017, respectively.

Defined Contribution Retirement Plan

The Company sponsors a defined contribution 401(k) plan (the “Plan”) for all employees. The Plan allows Company employees to contribute up to 100% of their gross wages, not to exceed the Internal Revenue Service allowed maximum. The Company matches contributions equal to 4% of the amount of the salary reduction the participant elected to defer. The Company made matching contributions of $72,175 and $53,279 during the years ended December 31, 2017 and 2016, respectively.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Recently Adopted Accounting Standards

In July 2017, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2017-11, Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815): (Part I) Accounting for Certain Financial Instruments with Down Round Features; (Part II) Replacement of the Indefinite Deferral for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests with a Scope Exception (“ASU 2017-11”). ASU 2017-11 allows companies to exclude a down round feature when determining whether a financial instrument (or embedded conversion feature) is considered indexed to the entity’s own stock. As a result, financial instruments (or embedded conversion features) with down round features are no longer required to be accounted for as derivative liabilities. A company will recognize the value of a down round feature only when it is triggered, and the strike price has been adjusted downward. For equity-classified freestanding financial instruments, an entity will treat the value of the effect of the down round as a dividend and a reduction of income available to common shareholders in computing basic earnings per share. For convertible instruments with embedded conversion features containing down round provisions, entities will recognize the value of the down round as a beneficial conversion discount to be amortized to earnings. ASU 2017-11 is effective for fiscal years beginning after December 15, 2018, and interim periods within those fiscal years. The Company early adopted the provisions of ASU 2017-11 in the quarter beginning January 1, 2018. The adoption of ASU 2017-11 did not have any impact on the Company’s financial statement presentation or disclosures.

Recently Issued Accounting Standards

In May 2014, the FASB issued Accounting Standards Update No. 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). ASU 2014-09 eliminates transaction- and industry-specific revenue recognition guidance under current GAAP and replaces it with a principles-based approach for determining revenue recognition. ASU 2014-09 requires that companies recognize revenue based on the value of transferred goods or services as they occur in the contract. ASU 2014-09 also requires additional disclosure about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, including significant judgments and changes in judgments and assets recognized from costs incurred to obtain or fulfill a contract. The FASB has recently issued ASU 2016-08, ASU 2016-10, ASU 2016-11, ASU 2016-12, and ASU 2016-20, all of which clarify certain implementation guidance within ASU 2014-09. ASU 2014-09 is effective for reporting periods beginning after December 15, 2018 and interim periods within annual periods beginning after December 15, 2018. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

In February 2016, the FASB issued Accounting Standards Update No. 2016-02, Leases (Topic 842) (“ASU 2016-02”). ASU 2016-02 requires a lessee to record a right-of-use asset and a corresponding lease liability, initially measured at the present value of the lease payments, on the balance sheet for all leases with terms longer than 12 months, as well as the disclosure of key information about leasing arrangements. ASU 2016-02 requires recognition in the statement of operations of a single lease cost, calculated so that the cost of the lease is allocated over the lease term, generally on a straight-line basis. ASU 2016-02 requires classification of all cash payments within operating activities in the statement of cash flows. Disclosures are required to provide the amount, timing and uncertainty of cash flows arising from leases. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. ASU 2016-02 has subsequently been amended and modified by ASU 2018-10, 2018-11 and 2018-20. ASU 2016-02 (including the subsequent amendments and modifications) is effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

In June 2016, the FASB issued Accounting Standards Update 2016-13, Financial Instruments - Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments (“ASU 2016-13”). ASU 2016-13 requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The amendments broaden the information that an entity must consider in developing its expected credit loss estimate for assets measured either collectively or individually. The use of forecasted information incorporates more timely information in the estimate of expected credit loss, which will be more decision useful to users of the financial statements. ASU 2016-13 is effective for the Company for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is allowed as of the fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures.

In June 2018, the FASB issued Accounting Standards Update 2018-07, Compensation – Stock Compensation (Topic 718): Improvements to Nonemployee Share-Based Payment Accounting (“ASU 2018-07”). ASU 2018-07 expands the scope of Topic 718 to include share-based payment transactions for acquiring goods and services from nonemployees. ASU 2018-07 also clarifies that Topic 718 does not apply to share-based payments used to effectively provide (1) financing to the issuer or (2) awards granted in conjunction with selling goods or services to customers as part of a contract accounted for under Revenue from Contracts with Customers (Topic 606). ASU 2018-07 is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company is currently evaluating the implementation approach and the impact of adoption of this new standard, along with subsequent clarifying guidance, on the Company’s financial statements and related disclosures

Management does not believe that any other recently issued, but not yet effective, authoritative guidance, if currently adopted, would have a material impact on the Company’s financial statement presentation or disclosures.

Recent Accounting Pronouncements

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2014-09, Revenue from Contracts with Customers, as a new Topic, Accounting Standards Codification (“ASC”) 606. The new revenue recognition standard relates to revenue from contracts with customers, which, along with amendments issued in 2015 and 2016, will supersede nearly all current U.S. GAAP guidance on this topic and eliminate industry-specific guidance. The underlying principle is to use a five-step analysis of transactions to recognize revenue when promised goods or services are transferred to customers in an amount that reflects the consideration that is expected to be received for those goods or services. Additionally, the new standard requires enhanced disclosures about the nature, amount, timing, and uncertainty of revenue and cash flows arising from customer contracts, including revenue recognition policies to identify performance obligations, assets recognized from costs incurred to obtain and fulfill a contract, and significant judgments in measurement and recognition. For non-public entities, the amendment is effective for annual reporting periods beginning on or after December 15, 2018. Early adoption is permitted, but only for years beginning on or after December 15, 2017, which is the date on which the standard becomes effective for public companies. The Company is still evaluating the impact adoption of this standard will have on its financial position, results of operations, and cash flows.

On February 25, 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842). Under its core principle, a lessee will recognize lease assets and liabilities on the balance sheet for all arrangements with terms longer than 12 months. Lessor accounting remains largely consistent with existing U.S. GAAP. For non-public entities, the amendments are effective for fiscal years beginning after December 15, 2019, and interim periods within fiscal years beginning after December 15, 2020. Early adoption is permitted. The Company is still evaluating the impact adoption of this standard will have on its financial position, results of operations, and cash flows.